January 30, 2024

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”), of Themes ETF Trust

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 2 and, under the Investment Company Act of 1940, as amended, Amendment No. 4 to the Trust’s Registration Statement on Form N-1A, to register the following eighteen new series of the Trust:

Themes S&P 500 Dual Options Income ETF

Themes S&P 500 Enhanced Iron Condor Income ETF

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF

Themes Nasdaq 100 Dual Options Income ETF

Themes Nasdaq 100 Enhanced Iron Condor Income ETF

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF

Themes Russell 2000 Dual Options Income ETF

Themes Russell 2000 Enhanced Iron Condor Income ETF

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF

Themes S&P 500 Dynamic Covered Call ETF

Themes AAPL PutWrite Options Income ETF

Themes AMZN PutWrite Options Income ETF

Themes COIN PutWrite Options Income ETF

Themes GOOGL PutWrite Options Income ETF

Themes MSFT PutWrite Options Income ETF

Themes NVDA PutWrite Options Income ETF

Themes TSLA PutWrite Options Income ETF

Themes VIX PutWrite Options Income ETF

If you have any questions concerning the foregoing, please contact the undersigned at (513) 708-6391 or Tina.Bloom@Practus.com.

Regards,

/s/ Tina H. Bloom

On behalf of Practus, LLP

TINA H. BLOOM ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.708.6391

Practus, LLP ● Tina.Bloom@Practus.com ● Practus.com